SEGMENT INFORMATION - Narrative (Details)	Dec. 31, 2017 minesite_grouping investment company minesite
Disclosure of operating segments [line items]
Number of minesites	11
Number of minesite groupings | minesite_grouping	1
Number of publicly traded companies | company	1
Number of investments | investment	1
Operating segments
Disclosure of operating segments [line items]
Number of minesites	4